Warrants - Summary of Outstanding Convertible Preferred Stock Warrant Assumptions (Detail)	12 Months Ended			1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Aug. 17, 2012 Preferred stock warrants [Member]	Dec. 31, 2011 Preferred stock warrants [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Estimated term (in years)	5 years 6 months	5 years 6 months	5 years 6 months	5 years 10 months 24 days	1 year
Risk-free interest rate	0.90%	1.90%	1.70%	1.00%	0.10%
Expected volatility	53.00%	55.00%	55.00%	53.00%	55.00%
Expected dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%